Reconciliation of net cash flow to movement in net debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reconciliation of net cash flow to movement in net debt

37. Reconciliation of net cash flow to movement in net debt

	2018	2017	2016
	£m	£m	£m
Net debt at beginning of year	(13,178)	(13,804)	(10,727)

Increase/(decrease) in cash and bank overdrafts	479	(905)	(1,164)
Decrease in liquid investments	0	(4)	—
Net increase in long-term loans	(10,138)	(2,233)	—
Repayment of short-term Notes	2,067	2,636	865
(Increase in)/repayment of other short-term loans	(81)	564	(1,013)
Net repayment of obligations under finance leases	28	23	18
Exchange adjustments	(776)	585	(1,781)
Other non-cash movements	(22)	(40)	(2)

Movement in net debt	(8,443)	626	(3,077)

Net debt at end of year	(21,621)	(13,178)	(13,804)

	At 1 January			Profit	Reclass-		At 31 December
Analysis of changes in net debt	2018	Exchange	Other	and loss	ifications	Cash flow	2018
	£m	£m	£m	£m	£m	£m	£m
Liquid investments	78	5	1	0	0	0	84

Cash and cash equivalents	3,833	4	0	0	(485)	522	3,874
Cash and cash equivalents – AHFS	0				485		485
Overdrafts	(233)	4	0	0	0	(43)	(272)

	3,600	8	0	0	0	479	4,087

Debt due within one year:
Commercial paper	(529)	(36)	0	0	0	(65)	(630)
European/US Medium Term Notes and bank facilities	(2,037)	(55)	0	0	(4,824)	2,067	(4,849)
Other	(26)	(1)	(11)	0	(16)	12	(42)

	(2,592)	(92)	(11)	0	(4,840)	2,014	(5,521)

Debt due after one year:
European/US Medium Term Notes and bank facilities	(14,221)	(696)	0	4	4,824	(10,138)	(20,227)
Other	(43)	(1)	(16)	0	16	0	(44)

	(14,264)	(697)	(16)	4	4,840	(10,138)	(20,271)

Net debt	(13,178)	(776)	(26)	4	0	(7,645)	(21,621)

Analysis of changes in liabilities from financing activities
Debt due within one year	(2,592)	(92)	(11)	0	(4,840)	2,014	(5,521)
Debt due after one year	(14,264)	(697)	(16)	4	4,840	(10,138)	(20,271)
Hedge of borrowings:
Derivative financial instruments	2	1	130	(10)	0	6	129
Other financing items	0	(19)	0	0	0	19	0
Interest payable	(203)	(2)	2	(802)	0	766	(239)

Total liabilities from financing activities	(17,057)	(809)	105	(808)	0	(7,333)	(25,902)

For further information on significant changes in net debt see Note 31, ‘Net debt’.